Third party reinsurance	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Third party reinsurance
Third party reinsurance

Note 6. Third party reinsurance

In the normal course of business, Sirius Group seeks to protect its businesses from losses due to concentration of risk and losses arising from catastrophic events by reinsuring with third-party reinsurers. Sirius Group remains liable for risks reinsured in the event that the reinsurer does not honor its obligations under reinsurance contracts.

At September 30, 2018, Sirius Group had reinsurance recoverables on paid losses of $29.8 million and reinsurance recoverables of $349.0 million on unpaid losses. At December 31, 2017, Sirius Group had reinsurance recoverables on paid losses of $17.5 million and reinsurance recoverables of $319.7 million on unpaid losses. Because retrocessional reinsurance contracts do not relieve Sirius Group of its obligation to its insureds, the collectability of balances due from Sirius Group’s reinsurers is important to its financial strength. Sirius Group monitors the financial strength and ratings of retrocessionaires on an ongoing basis. Uncollectible amounts historically have not been significant.

Note 6. Third party reinsurance

In the normal course of business, Sirius Group seeks to protect its businesses from losses due to concentration of risk and losses arising from catastrophic events by reinsuring with third-party reinsurers. Sirius Group remains liable for risks reinsured in the event that the reinsurer does not honor its obligations under reinsurance contracts. The effects of  reinsurance on Sirius Group's subsidiaries' written and earned premiums and on losses and LAE were as follows:

	2017	2016	2015
	(Millions)
Written premiums:
Direct	$450.2	$368.5	$293.7
Assumed	989.1	900.5	866.8
Gross written premiums	1,439.3	1,269.0	1,160.5
Ceded	(349.1)	(330.9)	(312.9)
Net written premiums	$1,090.2	$938.1	$847.6
Earned premiums:
Direct	$405.7	$351.6	$277.8
Assumed	942.2	877.7	868.3
Gross earned premiums	1,347.9	1,229.3	1,146.1
Ceded	(312.6)	(339.2)	(299.1)
Net earned premiums	$1,035.3	$890.1	$847.0
Losses and LAE:
Direct	$294.9	$216.9	$151.3
Assumed	701.3	463.8	391.9
Gross losses and LAE	996.2	680.7	543.2
Ceded	(185.0)	(161.4)	(120.5)
Net losses and LAE	$811.2	$519.3	$422.7

Sirius Group’s reinsurance protection primarily consists of pro‑rata and excess of loss protections that protect all of its reportable segments. Attachment points and coverage limits vary by region around the world.

For Global Property, Sirius Group’s core proportional property reinsurance programs provide protection for parts of the non‑proportional treaty accounts written in Europe, the Americas, Asia, the Middle East, and Australia. These reinsurance protections are designed to increase underwriting capacity where appropriate, and to reduce exposure both to large catastrophe losses and to a frequency of smaller loss events.

Sirius Group has in place excess of loss retrocessional coverage for its non‑U.S. earthquake‑related exposures. This cover was renewed for one year at April 1, 2017, providing $40.0 million of reinsurance protection in excess of Sirius Group’s retention of $35.0 million and a further $35.0 million of coverage in excess of $75.0 million.

Sirius Group periodically purchases industry loss warranty (“ILW”) contracts to augment its overall retrocessional program. The following ILW contracts were in force as at December 31, 2017:

Scope	Limit	Trigger	Expiration Date
European wind & flood	$7.5 million	$7.5 billion	April 30, 2018
European all natural perils	$15.0 million	$15.0 billion	May 31, 2018(1)
United States all natural peril, excluding North East	$5.0 million	$40.0 billion	June 30, 2018
United States, European, Japan wind & earthquake	$18.0 million	$5.0 - $10.0 billion	December 31, 2018(2)
(1)	Second event aggregate excess cover.
(2)	Multiple layer covers.

In connection with the CMIG International acquisition, White Mountains required Sirius Group to purchase ILWs, referred to as the WTM Covers, to mitigate the potential impact of major natural catastrophe events on Sirius Group’s balance sheet pending the close of the sale to CMIG International. The cost and potential economic benefit provided by the WTM Covers inure to White Mountains. All but one of these contracts expired in May or June 2016; the other was a United States second event cover for an industry loss at $15 billion with a limit of $5 million that expired on July 15, 2016. Under the Stock Purchase Agreement (“SPA”) between CMIG International and White Mountains, shortly after the sale of the Company, White Mountains paid the Company $16.5 million on an after‑tax basis, which the Company recorded as paid‑in surplus. (See Note 15.) The costs of these programs are part of the Runoff & Other reportable segment.

The following table summarizes the WTM Covers purchased in connection with the CMIG International acquisition that expired in 2016:

Scope	Limit	Industry Loss Trigger
United States first event	$75.0 million	$40.0 billion
United States first event	$22.5 million	$50.0 billion
United States second event	$45.0 million	$15.0 billion
Japan first event	$25.0 million	$12.5 billion

At December 31, 2017, Sirius Group had reinsurance recoverables on paid losses of $17.5 million and reinsurance recoverables of $319.7 million on unpaid losses. At December 31, 2016, Sirius Group had reinsurance recoverables on paid losses of $17.1 million and reinsurance recoverables of $291.5 million on paid unpaid losses. Because retrocessional reinsurance contracts do not relieve Sirius Group of its obligation to its insureds, the collectability of balances due from Sirius Group’s reinsurers is important to its financial strength. Sirius Group monitors the financial strength and ratings of retrocessionaires on an ongoing basis. Uncollectible amounts historically have not been significant.

The following tables provide a listing of Sirius Group’s gross and net recoverable amounts by the reinsurer’s Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) rating and the percentage of total recoverables at December 31, 2017 and 2016:

	December 31, 2017
Rating(1)	Gross	Collateral	Net	% of Net Total
AA	$116.9	$1.0	$115.9	43%
A	153.9	27.9	126.0	46%
BBB+	—	—	—	—%
BBB or lower	13.4	12.5	0.9	1%
Not rated	53.0	23.9	29.1	10%
Total	$337.2	$65.3	$271.9	100%
(1)	Standard & Poor’s ratings as detailed above are: “AA” (Very strong), “A” (Strong), and “BBB+” and “BBB” (Adequate).

	December 31, 2016
Rating(1)	Gross	Collateral	Net	% of Net Total
AA	$97.4	$1.1	$96.3	40%
A	139.7	20.3	119.4	49%
BBB+	3.5	3.2	0.3	—%
BBB or lower	7.3	5.4	1.9	1%
Not rated	60.7	37.1	23.6	10%
Total	$308.6	$67.1	$241.5	100%
(1)	Standard & Poor’s ratings as detailed above are: “AA” (Very strong), “A” (Strong), and “BBB+” and “BBB” (Adequate).

The following tables provide a listing of the five highest gross recoverable amounts by reinsurer, along with percentage of total recoverable amount, the reinsurer’s Standard & Poor’s reinsurer rating, and the percentage that the recoverable is collateralized at December 31, 2017 and 2016:

	December 31, 2017
	Balance	% of Total	S&P Rating	% Collateralized
	(Millions)
Reinsurer:
Swiss Reinsurance Company Ltd.	$45.5	13%	AA−	—%
Berkshire Hathaway, Inc.	41.1	12%	AA+	—%
Lloyd’s of London	19.4	6%	A+	16%
Argo Capital Group Ltd.	18.2	5%	A−	78%
General Insurance Corporation of India	17.3	5%	AA	11%

	December 31, 2016
	Balance	% of Total	S&P Rating	% Collateralized
	(Millions)
Reinsurer:
Berkshire Hathaway, Inc.	$54.1	18%	AA+	—%
Swiss Reinsurance Company Ltd.	21.1	7%	AA−	—%
Lloyd’s of London	18.2	6%	A+	9%
Argo Capital Group Ltd.	14.4	5%	A−	108%
International Medical Insurance Company(1)	13.0	4%	Not Rated	31%

International Medical Insurance Company was acquired in 2017 as part of the acquisition of IMG.(See Note 3.)